Note 30 - Financial Instruments - Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade and other payables	$ 10,051	$ 9,581
Term loan facility	5,960	1,486
	16,011	11,378
Overdraft		311
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	10,051	9,581
Term loan facility		1,486
	10,051	11,378
Overdraft		311
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables
Term loan facility	5,960
	$ 5,960
Overdraft